Commitments and Contingencies - Summary of Contractual Obligations (Parenthetical) (Detail) $ in Thousands, kr in Millions			6 Months Ended		12 Months Ended
	Jul. 09, 2019 USD ($)	Jul. 09, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 NOK (kr)
Contractual Obligation Fiscal Year Maturity [Line Items]
Investment in equity accounted joint venture			$ 51,491	$ 10,475
Marine Export Terminal capital contributions [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
Investment in equity accounted joint venture			90,500
Remaining contributions required			$ 45,000
Marine Export Terminal capital contributions [Member] | Subsequent Event [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
Investment in equity accounted joint venture	$ 12,500	$ 12,500
Remaining contributions required	$ 32,500	$ 32,500
2018 Bonds [Member] | NORWAY [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
Outstanding secured borrowings					$ 71,700	kr 600
Outstanding secured borrowings, maturity year			2023
Outstanding secured borrowings ,interest rate					6.608%	6.608%
Outstanding secured borrowings ,interest rate terms					6.608% plus 3-month U.S. LIBOR